Stockholders' Equity - Nonvested Shares and Restricted Stock Units Activity Table (Details)	12 Months Ended
Jan. 03, 2021 $ / shares shares
Non-Vested Shares
Non-Vested Shares and Restricted Stock Units
Outstanding at beginning of period (in shares) | shares	355,605
Granted (in shares) | shares	868,151
Vested/Released (in shares) | shares	(179,805)
Forfeited (in shares) | shares	(52,275)
Outstanding at end of period (in shares) | shares	991,676
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (usd per share) | $ / shares	$ 15.47
Granted (usd per share) | $ / shares	9.22
Vested/Released (usd per share) | $ / shares	15.22
Forfeited (usd per share) | $ / shares	11.86
Outstanding at end of period (usd per share) | $ / shares	$ 10.26
Restricted Stock Units
Non-Vested Shares and Restricted Stock Units
Outstanding at beginning of period (in shares) | shares	176,362
Granted (in shares) | shares	0
Vested/Released (in shares) | shares	(747)
Forfeited (in shares) | shares	(25,030)
Outstanding at end of period (in shares) | shares	150,585
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (usd per share) | $ / shares	$ 9.42
Granted (usd per share) | $ / shares	0
Vested/Released (usd per share) | $ / shares	32.44
Forfeited (usd per share) | $ / shares	8.33
Outstanding at end of period (usd per share) | $ / shares	$ 9.49